Vessel, net (Details) - USD ($)		6 Months Ended
	Feb. 21, 2017	Mar. 31, 2019
Vessel, net [Abstract]
Purchase of vessel	$ 7,500,000
Net Book Value [Abstract]
Beginning balance		$ 7,070,404
Ending balance		6,921,928
Vessel [Member]
Vessel Cost [Abstract]
Beginning balance		7,549,281
Ending balance		7,549,281
Accumulated Depreciation [Abstract]
Beginning balance		(478,877)
Period depreciation		(148,476)
Ending balance		(627,353)
Net Book Value [Abstract]
Beginning balance		7,070,404
Ending balance		$ 6,921,928